CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 22,947,000	$ 52,048	$ 561,434
Investments	0
Accounts receivable, net	5,095,000
Prepaid expenses and other current assets	2,018,000
Prepaid expenses		39,740	66,907
Total current assets	30,060,000	91,788	628,341
Property and equipment, net	841,000
Right of use assets	3,574,000
Loan receivable - related party	0
Intangible assets, net	131,333,000
Goodwill	332,602,000
Other assets	2,254,000
Cash and cash equivalents held in Trust Account		217,641,647	556,817,512
Total assets	500,664,000	217,733,435	557,445,853
Current liabilities:
Accounts payable and accrued expenses	27,735,000
Contract liabilities	8,231,000
Notes payable and accrued expenses - related party	76,000	60,000	140,000
Warrant liability	0
Financing lease obligations - current portion	138,000
Lease liability - current portion	1,348,000
Contingent consideration - current portion	11,515,000
Notes payable	0
Accounts payable		5,123,935	29,658
Accrued expenses		804,710	0
Note payable - related party		600,000	0
Total current liabilities	49,043,000	6,588,645	169,658
Contract and other long-term liabilities	1,711,000
Deferred rent	0
Long-term debt, less current portion	0
Deferred tax liability	39,908,000
Financing lease obligations - less current portion	244,000
Lease liability - less current portion	2,407,000
Contingent consideration - long-term	56,333,000
Deferred underwriting fees		3,250,000	19,320,000
Total liabilities	149,646,000	9,838,645	19,489,658
Commitments and contingencies
Preferred stock	0
Exchangeable shares - Class C shares, no par value, 500,000 shares issued and outstanding as of March 31, 2019	5,000,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 20,289,478 and 53,295,619 shares at redemption value at December 31, 2018 and 2017, respectively		202,894,780	532,956,190
Shareholders' equity (deficit):
Common stock, par value $0.0001; 400,000,000 shares authorized; 48,420,495 shares issued and outstanding as of March 31, 2019.	5,000
Exchangeable shares, no par value, 5,761,741 shares issued and outstanding as of March 31, 2019	47,617,000
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding		0	0
Acquired Companies' common stock	0
Additional paid in capital	333,449,000	0	1,074,317
Accumulated other comprehensive loss	0
Accumulated deficit	(35,053,000)	4,998,540	3,924,118
Total shareholders' equity (deficit)	346,018,000	5,000,010	5,000,005
Total liabilities, temporary equity and shareholders' equity (deficit)	500,664,000	217,733,435	557,445,853
Common Class A [Member]
Shareholders' equity (deficit):
Common Stock Value		90	190
Total shareholders' equity (deficit)	0	0
Common Class B [Member]
Shareholders' equity (deficit):
Common Stock Value		1,380	1,380
Total shareholders' equity (deficit)	$ 0	1,000
Predecessor [Member]
Current assets:
Cash and cash equivalents		13,217,000
Investments		1,398,000
Accounts receivable, net		5,988,000
Prepaid expenses and other current assets		1,250,000
Total current assets		21,853,000
Property and equipment, net		1,124,000
Right of use assets		0
Loan receivable - related party		177,000
Intangible assets, net		1,564,000
Goodwill		2,518,000
Other assets		2,332,000
Total assets		29,568,000
Current liabilities:
Accounts payable and accrued expenses		5,969,000
Contract liabilities		11,732,000
Notes payable and accrued expenses - related party		0
Warrant liability		87,000
Financing lease obligations - current portion		138,000
Lease liability - current portion		0
Contingent consideration - current portion		0
Notes payable		450,000
Total current liabilities		18,376,000
Contract and other long-term liabilities		3,215,000
Deferred rent		62,000
Long-term debt, less current portion		433,000
Deferred tax liability		0
Financing lease obligations - less current portion		268,000
Lease liability - less current portion		0
Contingent consideration - long-term		2,092,000
Total liabilities		24,446,000
Commitments and contingencies
Preferred stock		42,264,000
Exchangeable shares - Class C shares, no par value, 500,000 shares issued and outstanding as of March 31, 2019		0
Shareholders' equity (deficit):
Common stock, par value $0.0001; 400,000,000 shares authorized; 48,420,495 shares issued and outstanding as of March 31, 2019.		0
Exchangeable shares, no par value, 5,761,741 shares issued and outstanding as of March 31, 2019		0
Acquired Companies' common stock		148,000
Additional paid in capital		7,835,000
Accumulated other comprehensive loss		(174,000)
Accumulated deficit		(44,951,000)
Total shareholders' equity (deficit)		(37,142,000)	$ (15,902,000)
Total liabilities, temporary equity and shareholders' equity (deficit)		$ 29,568,000